Commitments (Tables)	12 Months Ended
Dec. 31, 2016
Capital Commitments for Construction of Property	As of December 31, 2016, capital commitments for construction of property are as follows:

Year 2017	$1,000
Year 2018 and thereafter	30,581

$31,581